Securities (Gross Unrealized Losses and Fair Values of Investments by Investment Category and Length of Time) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
AFS securities, Fair Value
Less than 12 months	$ 17,401	$ 13,327
12 months or more	5,452	5,905
Total	22,853	19,232
AFS securities, Unrealized Losses
Less than 12 months	443	206
12 months or more	268	279
Total	711	485
HTM securities, Fair Value
Less than 12 months	9,479	6,355
12 months or more	305	1,867
Total	9,784	8,222
HTM securities, Unrealized Losses
Less than 12 months	208	63
12 months or more	2	58
Total	210	121
U.S. Treasury
AFS securities, Fair Value
Less than 12 months	2,014	1,211
12 months or more	0	0
Total	2,014	1,211
AFS securities, Unrealized Losses
Less than 12 months	84	6
12 months or more	0	0
Total	84	6
GSE
AFS securities, Fair Value
Less than 12 months	180
12 months or more	0
Total	180
AFS securities, Unrealized Losses
Less than 12 months	10
12 months or more	0
Total	10
HTM securities, Fair Value
Less than 12 months	1,762	2,307
12 months or more	0	1,743
Total	1,762	4,050
HTM securities, Unrealized Losses
Less than 12 months	30	41
12 months or more	0	57
Total	30	98
Agency MBS
AFS securities, Fair Value
Less than 12 months	14,842	12,052
12 months or more	5,138	5,576
Total	19,980	17,628
AFS securities, Unrealized Losses
Less than 12 months	342	199
12 months or more	226	240
Total	568	439
HTM securities, Fair Value
Less than 12 months	7,717	3,992
12 months or more	305	124
Total	8,022	4,116
HTM securities, Unrealized Losses
Less than 12 months	178	21
12 months or more	2	1
Total	180	22
States and political subdivisions
AFS securities, Fair Value
Less than 12 months	365	64
12 months or more	314	329
Total	679	393
AFS securities, Unrealized Losses
Less than 12 months	7	1
12 months or more	42	39
Total	$ 49	40
Other
HTM securities, Fair Value
Less than 12 months		56
12 months or more		0
Total		56
HTM securities, Unrealized Losses
Less than 12 months		1
12 months or more		0
Total		$ 1